EARNINGS (LOSS) PER SHARE - Additional Information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock Compensation Plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount antidilutive securities	7,217,995	6,034,054	2,961,570
Stock Compensation Plan | Maximum
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise Price	$ 30	$ 30
Stock Compensation Plan | Minimum
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise Price	$ 1.95	$ 1.95
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount antidilutive securities	626,534	1,066,635
December 2018 Notes One
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount antidilutive securities			290,534
Conversion price			$ 19.62
September 2022 Notes One
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount antidilutive securities	2,009,489	2,790,860	2,790,860
Conversion price			$ 7.166
November 2022 Notes One
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount antidilutive securities	2,653,084	4,186,290	5,581,720
Conversion price			$ 7.166